Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information and Statement of IFRS Compliance [Abstract]
Disclosure of closing and average exchange rates for the most significant foreign currencies
Closing rates for the most significant foreign currencies relative to CHF:

Currency		Geographical area	Reporting entities	December 31, 2017	December 31, 2016	December 31, 2015
CHF	Swiss Franc	Switzerland	3	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.9725	1.0196	1.0014
EUR	Europe	Europe	1	1.1713	1.0723	1.0875

Average exchange rates for the year for the most significant foreign currencies relative to CHF:

Currency		Geographical area	Reporting entities	2017	2016	2015
CHF	Swiss Franc	Switzerland	3	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.9849	0.9855	0.9613
EUR	Europe	Europe	1	1.1116	1.0901	1.0659

Disclosure of applicable estimated useful lives
The applicable estimated useful lives are as follows:

Production equipment	5 years
Office furniture and electronic data processing equipment (“EDP”)	3 years
Leasehold improvements	5 years

	Production equipment	Office furniture and EDP	Leasehold improvements	Total
At cost
As of January 1, 2016	283,499	208,712	17,132	509,343
Additions	—	24,994	219,330	244,324
As of December 31, 2016	283,499	233,706	236,462	753,667
Additions	6,389	—	—	6,389
As of December 31, 2017	289,888	233,706	236,462	760,056

Accumulated depreciation
As of January 1, 2016	(127,629)	(149,873)	(9,271)	(286,773)
Charge for the year	(56,700)	(33,837)	(7,063)	(97,600)
As of December 31, 2016	(184,329)	(183,710)	(16,334)	(384,373)
Charge for the year	(53,594)	(21,918)	(47,272)	(122,784)
As of December 31, 2017	(237,923)	(205,628)	(63,606)	(507,157)

Net book value
As of December 31, 2016	99,170	49,996	220,128	369,294
As of December 31, 2017	51,965	28,078	172,856	252,899